Securitizations and Variable Interest Entities - Carrying amount of variable interests of unconsolidated VIEs and maximum exposure to loss (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	¥ 55,147,203	¥ 47,771,802
Carrying amount of variable interests, Liabilities	51,698,690	44,547,660
Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	4,809,000	4,582,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	5,033,000	4,778,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Equities [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	26,000	18,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	26,000	18,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Debt securities [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	83,000	64,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	83,000	64,000
Variable Interest Entity, Not Primary Beneficiary [Member] | CMBS and RMBS [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	2,996,000	3,376,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	2,996,000	3,376,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Investment trust funds and other [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	147,000	164,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	147,000	164,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Private equity and debt investments [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	23,000	21,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	23,000	21,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Loans [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	1,512,000	936,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	1,512,000	936,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Other [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	22,000	3,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	22,000	3,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Commitments to extend credit and other guarantees [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	¥ 224,000	¥ 196,000